Property, Plant and Equipment, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Abstract]
Depreciation expense	¥ 2,244	¥ 1,680	¥ 1,222
Impairment charge	¥ 0	¥ 0	¥ 0